Earnings/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2024	2023	2022
Net earnings / (loss) attributable to WISeKey International Holding Ltd (USD'000)	(13,446)	(15,360)	(27,475)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net earnings / (loss) attributable to WISeKey International Holding Ltd after effect of potentially dilutive instruments (USD'000)	n/a	n/a	n/a

Class A Shares, par value CHF 0.01, CHF 0.25 and CHF 0.25
Shares used in net earnings / (loss) per Class A Share computation:
Weighted average Class A Shares outstanding - basic	1,600,880	1,600,880	1,600,880
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class A Shares outstanding - diluted	1,600,880	1,600,880	1,600,880

Net earnings / (loss) per Class A Share
Basic weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.39)	(0.51)	(1.22)
Diluted weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.39)	(0.51)	(1.22)

Class B Shares, par value CHF 0.10, CHF 2.50 and CHF 2.50
Shares used in net earnings / (loss) per Class B Share computation:
Weighted average Class B Shares outstanding - basic	3,323,581	2,878,136	2,087,972
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class B Shares outstanding - diluted	3,323,581	2,878,136	2,087,972

Net earnings / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(3.86)	(5.06)	(12.22)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(3.86)	(5.06)	(12.22)

Earnings/(Loss) Per Share - Schedule of Anti-Dilutive Excluded from Computation

The following table shows the number of stock equivalents that were excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive.

Dilutive vehicles with anti-dilutive effect	2024	2023	2022
Class B Shares
Total stock options on Class B Shares	275,791	147,371	135,251
Total convertible instruments on Class B Shares	3,086	62,324	173,730
Total number of Class B Shares from dilutive vehicles with anti-dilutive effect	278,877	209,695	308,981
Class A Shares
Total stock options on Class A Shares	392,720	392,720	392,720
Total number of Class A Shares from dilutive vehicles with anti-dilutive effect	392,270	392,720	392,720